Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Useful Lives for Property and Equipment	Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2023	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB7.0798	US$1=RMB6.8972	US$1=RMB6.3614
Average rate	US$1=RMB7.0748	US$1=RMB6.7290	US$1=RMB6.4490